Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 77.5%
Debt Funds - 19.2%
MFS High Yield Portfolio	364,120	$2,068,199
MFS Total Return Bond Series, Class I	1,356,252	18,567,091
Total Debt Funds		20,635,290
Equity Funds - 58.3%
American Century VP Mid Cap Value, Class I	179,226	4,127,576
American Century VP Value Fund, Class I	811,619	10,299,449
MFS Growth Series	222,671	16,495,477
MFS VIT II - International Intrinsic Value Portfolio, Class I	210,727	7,244,799
MFS VIT II Blended Research Core Equity Portfolio, Class I	67,186	4,179,627
MFS VIT Mid Cap Growth Series	249,730	3,076,668
Putnam VT Equity Income	502,345	13,668,811
Putnam VT Growth Opportunities	273,801	3,668,931
Total Equity Funds		62,761,338
Total Variable Insurance Trusts (Cost - $62,380,943)		83,396,628
Exchange Traded Funds - 17.1%
Debt Funds - 4.8%
iShares Core Total USD Bond Market ETF	39,114	2,063,264
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	56,705	3,100,629
Total Debt Funds		5,163,893
Equity Funds - 12.3%
iShares Core MSCI EAFE ETF	113,541	8,180,629
iShares Core MSCI Emerging Markets ETF	31,490	2,026,696
iShares Core S&P Small-Cap ETF	27,402	2,973,939
Total Equity Funds		13,181,264
Total Exchange Traded Funds (Cost - $16,619,658)		18,345,157
Short-Term Investments - 4.1%
Money Market Funds - 4.1%
Dreyfus Government Cash Management, 0.03%(a)	4,455,743	4,455,743
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	8,485	8,485

Total Short-Term Investments (Cost - $4,464,228)		4,464,228
Total Investments - 98.7% (Cost - $83,464,829)		$106,206,013
Other Assets Less Liabilities - Net 1.3%		1,387,790
Total Net Assets - 100.0%		$107,593,803

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	2	6/18/2021	$222,250	$10,965
MSCI EAFE Future	Goldman Sachs & Co.	7	6/18/2021	767,200	910
MSCI Emerging Market Index Future	Goldman Sachs & Co.	2	6/18/2021	132,250	1,110
S&P 500 E-Mini Future	Goldman Sachs & Co.	7	6/18/2021	1,388,590	(13,982)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	3	6/18/2021	781,590	3,240

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$2,243